Leasing Activity, Leasing Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income and Expenses, Lessor [Abstract]
Interest income on lease financing	$ 904	$ 740	$ 600
Variable revenue on lease financing	92	97	114
Fixed revenue on operating leases	918	968	972
Variable revenue on operating leases	43	43	58
Other lease-related revenue	178	129	125
Noninterest income on leases	1,231	1,237	1,269
Total leasing revenue	2,135	1,977	1,869
Leasing Activity Disclosures Textual [Abstract]
Lease expense	$ 633	$ 697	$ 750